Property and equipment (Disclosure of detailed information about property plant and equipment) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 49,249	$ 76,984
Property, plant and equipment at end of period	26,012	49,249
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	106,347	106,347
Additions	5,271	0
Writeoffs	(18,741)
Property, plant and equipment at end of period	92,877	106,347
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(57,098)	(29,363)
Additions	28,033	27,735
Writeoffs	(18,266)
Property, plant and equipment at end of period	(66,865)	(57,098)
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	32,040	32,040
Additions	5,271	0
Writeoffs	(18,741)
Property, plant and equipment at end of period	18,570	32,040
Computers [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(30,077)	(29,363)
Additions	1,013	714
Writeoffs	(18,266)
Property, plant and equipment at end of period	(12,824)	(30,077)
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	74,307	74,307
Additions	0	0
Writeoffs	0
Property, plant and equipment at end of period	74,307	74,307
Right-of-use asset [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(27,021)	0
Additions	27,020	27,021
Writeoffs	0
Property, plant and equipment at end of period	$ (54,041)	$ (27,021)